Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 318	$ 405	$ 478
Net Gains (Losses) Included in Net Income	(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(4)	15
Principal Payments	(75)	(83)	(88)
Settlements	0	0	0
End of Period Balance	242	318	405
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		(4)	14
Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	240	280	297
Net Gains (Losses) Included in Net Income	(1)	(1)	(6)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(2)	(1)	19
Principal Payments	(42)	(38)	(30)
Settlements	0	0	0
End of Period Balance	195	240	280
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(2)	(1)	19
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	9	9	9
Settlements	0	0	0
End of Period Balance	9	9	9
Asset-Backed Securities Other [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2	62	63
Net Gains (Losses) Included in Net Income		4	4
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(2)
Purchases			5
Sales		(51)
Principal Payments		(11)	(10)
Settlements	0	0	0
End of Period Balance	2	2	62
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2,512	2,338	2,680
Net Gains (Losses) Included in Net Income	(488)	(487)	(588)
Purchases	43	29	5
Sales			(141)
Issuances	524	632	382
Settlements	0	0	0
End of Period Balance	2,591	2,512	2,338
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(488)	(487)	(588)
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	569	756	847
Net Gains (Losses) Included in Net Income	(2)	3	(2)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(2)	(7)	34
Purchases			5
Sales		(51)
Principal Payments	(117)	(132)	(128)
Settlements	0	0	0
End of Period Balance	448	569	756
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(2)	(5)	33
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	498	574	445
Net Gains (Losses) Included in Net Income	332	707	904
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	0	0
Purchases	2	1	1
Sales	(14)	(13)	(4)
Principal Payments	0	0	0
Issuances	0	0	0
Settlements	(647)	(771)	(772)
End of Period Balance	171	498	574
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ (257)	$ 135	$ 188